Earnings(loss) per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings(loss) per share
Net Profit/(loss) Attributable To The Equity Holders Of The Company - Numerator For Basic And Diluted Earnings/(loss) Per Share	¥ (316,642)	¥ (24,275)	¥ (102,458)
Weighted Average Share Outstanding - Denominator For Basic And Diluted Earnings/(loss) Per Share	2,109,776	1,003,304	1,002,201
Basic And Diluted Earnings/(loss) Per Share	¥ (0.15)	¥ (0.02)	¥ (0.10)